UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Talara Capital Management, LLC

Address:  805 Third Avenue, 20th Floor
          New York, New York 10022


13F File Number: 028-15446

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Binish Bulsara
Title:  Chief Financial Officer
Phone:  (646) 396-6044


Signature, Place and Date of Signing:

 /s/  Binish Bulsara           New York, New York             May 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $180,140
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

NONE.


                                           FORM 13F INFORMATION TABLE
                                         Talara Capital Management, LLC
                                                 March 31, 2013



COLUMN 1                    COLUMN 2           COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                            TITLE                          VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER              OF CLASS           CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
--------------              --------           -----       --------  -------   --- ----  ----------  --------   ----    ------  ----
ANADARKO PETE CORP          COM                032511107    3,498       40,000 SH        SOLE                      40,000
ASHLAND INC NEW             COM                044209104    8,916      120,000 SH        SOLE                     120,000
ATMI INC                    COM                00207R101    8,404      374,699 SH        SOLE                     374,699
BLOUNT INTL INC NEW         COM                095180105    1,338      100,000 SH        SOLE                     100,000
CASELLA WASTE SYS INC       CL A               147448104    4,370    1,000,003 SH        SOLE                   1,000,003
CASTLE A M & CO             COM                148411101    6,213      355,000 SH        SOLE                     355,000
DELPHI AUTOMOTIVE PLC       SHS                G27823106    4,365       98,306 SH        SOLE                      98,306
DIREXION SHS ETF TR         DLY EMRGMKT BULL   25459Y686    3,235       33,500 SH        SOLE                      33,500
EMERALD OIL INC             COM NEW            29101U209    1,328      188,658 SH        SOLE                     188,658
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS       G10082140    1,089       40,000 SH        SOLE                      40,000
EQT CORP                    COM                26884L109   14,622      215,817 SH        SOLE                     215,817
EV ENERGY PARTNERS LP       COM UNITS          26926V107    1,408       25,801 SH        SOLE                      25,801
GENERAL ELECTRIC CO         COM                369604103    4,601      199,000 SH        SOLE                     199,000
GENERAL MTRS CO             COM                37045V100    6,816      245,000 SH        SOLE                     245,000
INTERXION HOLDING N.V       SHS                N47279109    2,066       85,315 SH        SOLE                      85,315
MAGNUM HUNTER RES CORP DEL  COM                55973B102      802      200,000 SH        SOLE                     200,000
MRC GLOBAL INC              COM                55345K103    6,793      206,281 SH        SOLE                     206,281
NATIONAL OILWELL VARCO INC  COM                637071101    2,476       35,000 SH        SOLE                      35,000
NRG ENERGY INC              COM NEW            629377508      795       30,000 SH        SOLE                      30,000
SANCHEZ ENERGY CORP         COM                79970Y105    4,183      210,000 SH        SOLE                     210,000
SCHLUMBERGER LTD            COM                806857108    4,643       62,000 SH        SOLE                      62,000
SPDR S&P 500 ETF TR         TR UNIT            78462F103   86,169      550,000     PUT   SOLE                     550,000
ULTRA PETROLEUM CORP        COM                903914109    2,010      100,000 SH        SOLE                     100,000




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